LOANS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
LOANS RECEIVABLE, NET [Abstract]
LOANS RECEIVABLE, NET
6.	LOANS RECEIVABLE, NET

Consumer and Small Medium sized Enterprises (“SME”) loans primarily consist of loans receivable with Shopee buyers and sellers. Buy Now, Pay Later (BNPL) allow users to complete their purchase first and make the payment later or in instalments, and cash loans allow users to meet their short-term cashflow needs. For Shopee sellers, the Company offers unsecured SME loans to help them expand their operations. The Company also offers Shopee sellers with fast escrow services to help them receive funds more quickly and improve cash flow management.

The Company monitors credit quality for all loans receivable on a recurring basis by evaluating the customers’ prior repayment history available internally and external sources information, where applicable. The Company uses delinquency status and trends to assist in making new and ongoing credit decisions, and to plan its collection practices and strategies. The following table presents the loans receivable by each of the loan portfolio:

	As of December 31,
	2024 $	2025 $

Consumer and SME loans	4,354,747	8,358,508
Other loans	255,397	447,541
	4,610,144	8,806,049
Allowance for credit losses	(449,335)	(841,972)
	4,160,809	7,964,077

Transfers of loans receivable that do not qualify for sale accounting continue to be reported on the Company’s consolidated balance sheets. As of December 31, 2024 and 2025, $70,754 and $112,061, respectively, of such loans receivable remained outstanding (see Note 12).

	As of December 31, 2024
	Year of origination
	2024	2023	2022	2021	2020	Prior	Total
Consumer and SME loans	$	$	$	$	$	$	$
Delinquency:
Current	3,984,138	74,694	154	–	–	–	4,058,986
Past due
- 1 to 30 days	95,797	952	1	–	–	–	96,750
- 31 to 60 days	73,694	1,634	2	–	–	–	75,330
- 61 to 90 days	58,547	2,597	9	–	–	–	61,153
- More than 90 days	58,412	4,103	13	–	–	–	62,528
	4,270,588	83,980	179	–	–	–	4,354,747
Current period gross write-off	272,582	333,714	7,112	–	–	–	613,408

Other loans
Delinquency:
Current	205,761	1,579	558	184	30,520	3,191	241,793
Past due
- 1 to 30 days	9,183	4	5	62	47	127	9,428
- 31 to 60 days	3,695	–	–	18	–	73	3,786
- 61 to 90 days	–	8	–	–	16	61	85
- More than 90 days	16	53	21	38	85	92	305
	218,655	1,644	584	302	30,668	3,544	255,397
Current period gross write-off	–	274	13	3	185	316	791

	As of December 31, 2025
	Year of origination
	2025	2024	2023	2022	2021	Prior	Total
Consumer and SME loans	$	$	$	$	$	$	$
Delinquency:
Current	7,670,575	184,106	154	73	–	–	7,854,908
Past due
- 1 to 30 days	165,319	2,941	5	–	–	–	168,265
- 31 to 60 days	125,104	2,580	22	–	–	–	127,706
- 61 to 90 days	96,106	3,292	4	–	–	–	99,402
- More than 90 days	102,759	5,462	6	–	–	–	108,227
	8,159,863	198,381	191	73	–	–	8,358,508
Current period gross write-off	475,706	484,989	21,897	21	–	–	982,613

Other loans
Delinquency:
Current	334,740	56,721	618	125	–	31,705	423,909
Past due
- 1 to 30 days	12,953	7	–	–	–	103	13,063
- 31 to 60 days	6,545	3	3	–	–	54	6,605
- 61 to 90 days	1,990	–	–	–	–	55	2,045
- More than 90 days	1,451	38	45	13	45	327	1,919
	357,679	56,769	666	138	45	32,244	447,541
Current period gross write-off	9,236	918	14	2	–	109	10,279

An analysis of the loans receivable’s allowance for credit losses by portfolio segment is as follows:

	Consumer and SME loans	Other loans	Total
	$	$	$
Balance as of January 1, 2024	317,558	4,010	321,568
Provision for credit losses	760,577	4,204	764,781
Write-off of loans receivable	(613,408)	(791)	(614,199)
Exchange differences	(22,560)	(255)	(22,815)
Balance as of December 31, 2024	442,167	7,168	449,335
Provision for credit losses	1,355,580	23,624	1,379,204
Write-off of loans receivable	(982,613)	(10,279)	(992,892)
Exchange differences	6,804	(479)	6,325
Balance as of December 31, 2025	821,938	20,034	841,972